Accounts Receivable, Net - Others (Details) - 12 months ended Dec. 31, 2017 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)	CNY (¥)
Accounts Receivable, Net
Collection of previously fully-reserved receivables	$ 3.9		¥ 25.4
New bad debt provision recognized in expenses	$ 2.5	¥ 16.3